Janus Investment Fund

Janus Real Return Allocation Fund (the “Fund”)

Supplement dated August 3, 2012
to Currently Effective Prospectuses

The purpose of this Supplement is to provide you with information regarding certain changes to the Fund.

Effective October 15, 2012, the following changes will take place:

•	The Fund’s name will change to Janus Real Return Fund, and its principal investment strategies and prospectus disclosure will change as described below.

•	The Fund’s primary benchmark index will change to the Barclays U.S. 1-5 Year TIPS Index, and its secondary benchmark index will change to the Consumer Price Index +200.

•	Armored Wolf, LLC (“Armored Wolf”) will no longer serve as subadviser to the Fund. All information in the Prospectuses regarding Armored Wolf, its personnel, and the Allocation Committee is hereby deleted in its entirety. Your Fund’s investment adviser, Janus Capital Management LLC, and not the Fund, was responsible for paying Armored Wolf for services provided to the Fund.

•	All information in the Prospectuses regarding the Fund’s wholly-owned subsidiary is hereby deleted in its entirety.

Prospectus Changes

1.	The following changes apply to the Fund Summary section:

The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses”:

SHAREHOLDER FEES
(fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.70%	0.69%	0.94%	0.69%	0.94%
Total Annual Fund Operating Expenses(1)	1.50%	2.24%	1.74%	1.24%	1.49%
Fee Waiver(1)	0.49%	0.48%	0.48%	0.48%	0.48%
Net Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.76%	1.26%	0.76%	1.01%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees — applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees applicable to Class A Shares, Class C Shares, and Class I Shares); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.76% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under “Example”:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest

$10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 years
Class A Shares	$620	$926	$1,253	$2,177
Class C Shares	$327	$700	$1,199	$2,573
Class S Shares	$177	$547	$943	$2,049
Class I Shares	$126	$393	$680	$1,498
Class T Shares	$151	$470	$812	$1,777

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 years
Class A Shares	$620	$926	$1,253	$2,177
Class C Shares	$227	$700	$1,199	$2,573
Class S Shares	$177	$547	$943	$2,049
Class I Shares	$126	$393	$680	$1,498
Class T Shares	$151	$470	$812	$1,777

The information under “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The Fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the Fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The Fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk bonds.” Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in foreign debt securities.

To seek exposure to the commodities markets, the Fund may invest in commodity-linked investments such as commodity-related exchange-traded funds (“ETFs”), commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”).

The Fund’s investments in equity securities may include common stock, preferred stock, and convertible securities, all of which may include exposure to foreign markets. The Fund may invest in companies of any market capitalization. The Fund’s equity investments may also include securities of real estate-related companies, including, but not limited, to real estate investment trusts (“REITS”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

The Fund may also invest in derivative instruments (by taking long and/or short positions) for various purposes, including hedging by shorting interest rate futures against long positions in TIPS, using inflation index swaps to hedge against unexpected changes in the rate of inflation, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may also use reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase agreement transactions may be invested in other securities or instruments to attempt to increase the Fund’s investment return. The Fund may also invest in money market instruments, buy backs or dollar rolls, other securitized debt products, bank loans, various when-issued securities, exchange-traded notes, and other investment companies.

In addition to considering economic factors such as the rate of inflation and the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The following paragraphs replace in their entirety the first paragraph under “Principal Investment Risks” and the High-Yield/High-Risk Bond Risk paragraph in the Fund Summary section:

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

High-Yield/High-Risk Bond Risk. The Fund may invest up to 90% of its net assets in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

The information regarding the following risks under “Principal Investment Risks” in the Fund Summary section is hereby deleted in its entirety: Management Risk, Inflation-Linked Securities Risk, Subsidiary Risk, and Emerging Markets Risk.

The following risk replaces in its entirety the Inflation-Linked Securities Risk under “Principal Investment Risks”:

Inflation-Related Investment Risk. Inflation index swaps and other inflation-linked securities are subject to inflation risk. A swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap. Except for the Fund’s investments in U.S. Treasury securities, which are guaranteed as to principal by the U.S. Treasury, the inflation-adjusted principal value of inflation-linked securities repaid at maturity may be less than the original principal. Because of the inflation-linked adjustment feature, inflation-linked securities typically have lower yields than conventional fixed-rate securities. In the event of deflation, where prices decline over time, the principal and income of inflation-linked securities will likely decline, resulting in losses to the Fund.

The information under “Management” is hereby deleted in its entirety and replaced with the following:

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2012.

2.	The following changes apply to the remainder of the Prospectus:

The following replaces in its entirety the High-Yield/High-Risk Bonds paragraph under “Additional Investment Strategies and General Portfolio Policies”:

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. The Fund may invest up to 90% of its net assets in high-yield/high-risk bonds.

The following information under “Additional Investment Strategies and General Portfolio Policies” is hereby deleted in its entirety: Investment in Subsidiary, Inflation-Linked Securities, and Emerging Markets.

The following paragraph replaces in its entirety the first paragraph under “Risks of the Fund”:

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The following information is intended to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

The Emerging Markets Risk information under “Risks of the Fund” is hereby deleted in its entirety.

The following replaces in its entirety the information under “Management Expenses”:

The Fund pays Janus Capital an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent, administrator, and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate). The rate shown is a fixed rate based on the Fund’s average daily net assets.

Contractual
	Average Daily	Investment
	Net Assets	Advisory Fee (%)
Fund Name	of the Fund	(annual rate)
Janus Real Return Fund(1)	First $1 Billion Next $4 Billion Over $5 Billion	0.55 0.53 0.50

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees for Class A Shares, Class C Shares, and Class I Shares), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least November 1, 2013. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement is included in the Fund’s annual or semiannual report to shareholders. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

The following replaces in its entirety the information under “Expense Limitation”:

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees for Class A Shares, Class C Shares, and Class I Shares), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least November 1, 2013.

Fund Name	Expense Limit Percentage (%)
Janus Real Return Fund(1)	0.76

(1)	For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

All information under “Subadviser” is hereby deleted; the first paragraph and all information under “Investment Personnel” relating to John Brynjolfsson is hereby deleted, and the following information regarding Darrell Watters is added:

Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Darrell Watters is Executive Vice President and Co-Portfolio manager of the Fund, which he has co-managed since October 2012. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

In connection with these changes, the Fund will modify its dividend payment schedule from annually to monthly. Accordingly, the Fund may be required to make a distribution of any income and/or capital gains on or about October 31, 2012. If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” For example, if you bought shares on October 30, and paid $10.00 per share, on October 31, the Fund would pay you $0.25 per share as a dividend, and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

Effective November 1, 2012, the following replaces in its entirety the paragraph entitled “Distribution Schedule” in the Distributions section:

Income dividends for the Fund are normally declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends on those days are declared and distributed at the end of the preceding month. Income dividends begin accruing the day after a purchase is processed by the Fund or its agents. If shares are redeemed, you will receive all dividends accrued through the day the redemption is processed by the Fund or its agents. Distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

The following replaces in its entirety the third paragraph under “Taxation of the Fund”:

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that 90% of the Fund’s income must be from certain qualified sources. The Fund has applied for a private letter ruling confirming, among other things, that income produced by the Fund’s investments in income from certain commodity-related investments constitutes qualifying income to the Fund. Currently, the IRS has suspended the issuance of private letter rulings relating to matters contained in the Fund’s application, and as such there can be no assurance that a ruling will be issued.

The following replaces the first line under Class A Shares in the “Choosing a Share Class” table:

Class A Shares
Initial sales charge on purchases	Up to 4.75(1)
• reduction of initial sales charge for purchases of $50,000 or more
• initial sales charge waived for purchases of $1 million or more

(1)	May be waived under certain circumstances.

The following replaces in its entirety the corresponding information found under “Initial Sales Charge” in the Shareholder’s Guide section:

	Class A Shares	Class A Shares
	Sales Charge as a	Sales Charge as of
	Percentage of	Percentage of
Amount of Purchase at Offering Price	Offering Price(1)	Net Amount Invested
Under $50,000	4.75%	4.99%

$50,000 but under $100,000	4.50%	4.71%

$100,000 but under $250,000	3.50%	3.63%

$250,000 but under $500,000	2.50%	2.56%

$500,000 but under $1,000,000	2.00%	2.04%

$1,000,000 and above	None(2)	None

(1)	Offering Price includes the initial sales charge.

(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

You should consider this information in deciding whether the Fund remains an appropriate investment for you.

Please retain this supplement with your records.

Janus Investment Fund

Janus Real Return Allocation Fund (the “Fund”)

Class D Shares

Supplement dated August 3, 2012
to Currently Effective Prospectuses

The purpose of this Supplement is to provide you with information regarding certain changes to the Fund.

Effective October 15, 2012, the following changes will take place:

•	The Fund’s name will change to Janus Real Return Fund, and its principal investment strategies and prospectus disclosure will change as described below.

•	The Fund’s primary benchmark index will change to the Barclays U.S. 1-5 Year TIPS Index, and its secondary benchmark index will change to the Consumer Price Index +200.

•	Armored Wolf, LLC (“Armored Wolf”) will no longer serve as subadviser to the Fund. All information in the Prospectuses regarding Armored Wolf, its personnel, and the Allocation Committee is hereby deleted in its entirety. Your Fund’s investment adviser, Janus Capital Management LLC, and not the Fund, was responsible for paying Armored Wolf for services provided to the Fund.

•	All information in the Prospectuses regarding the Fund’s wholly-owned subsidiary is hereby deleted in its entirety.

Prospectus Changes

1.	The following changes apply to the Fund Summary section:

The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees	0.55%
Other Expenses	0.97%
Total Annual Fund Operating Expenses(1)	1.52%
Fee Waiver(1)	0.64%
Net Annual Fund Operating Expenses After Fee Waiver(1)	0.88%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.76% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under “Example”:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$154	$479	$827	$1,808

The information under “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The Fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the Fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The Fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk bonds.” Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in foreign debt securities.

To seek exposure to the commodities markets, the Fund may invest in commodity-linked investments such as commodity-related exchange-traded funds (“ETFs”), commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”).

The Fund’s investments in equity securities may include common stock, preferred stock, and convertible securities, all of which may include exposure to foreign markets. The Fund may invest in companies of any market capitalization. The Fund’s equity investments may also include securities of real estate-related companies, including, but not limited, to real estate investment trusts (“REITS”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

The Fund may also invest in derivative instruments (by taking long and/or short positions) for various purposes, including hedging by shorting interest rate futures against long positions in TIPS, using inflation index swaps to hedge against unexpected changes in the rate of inflation, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may also use reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase agreement transactions may be invested in other securities or instruments to attempt to increase the Fund’s investment return. The Fund may also invest in money market instruments, buy backs or dollar rolls, other securitized debt products, bank loans, various when-issued securities, exchange-traded notes, and other investment companies.

In addition to considering economic factors such as the rate of inflation and the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The following paragraphs replace in their entirety the first paragraph under “Principal Investment Risks” and the High-Yield/High-Risk Bond Risk paragraph in the Fund Summary section:

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

High-Yield/High-Risk Bond Risk. The Fund may invest up to 90% of its net assets in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

The information regarding the following risks under “Principal Investment Risks” in the Fund Summary section is hereby deleted in its entirety: Management Risk, Inflation-Linked Securities Risk, Subsidiary Risk, and Emerging Markets Risk.

The following risk replaces in its entirety the Inflation-Linked Securities Risk under “Principal Investment Risks”:

Inflation-Related Investment Risk. Inflation index swaps and other inflation-linked securities are subject to inflation risk. A swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap. Except for the Fund’s investments in U.S. Treasury securities, which are guaranteed as to principal by the U.S. Treasury, the inflation-adjusted principal value of inflation-linked securities repaid at maturity may be less than the original principal. Because of the inflation-linked adjustment feature, inflation-linked securities typically have lower yields than conventional fixed-rate securities. In the event of deflation, where prices decline over time, the principal and income of inflation-linked securities will likely decline, resulting in losses to the Fund.

The information under “Management” is hereby deleted in its entirety and replaced with the following:

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2012.

2.	The following changes apply to the remainder of the Prospectus:

The following replaces in its entirety the High-Yield/High-Risk Bonds paragraph under “Additional Investment Strategies and General Portfolio Policies”:

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. The Fund may invest up to 90% of its net assets in high-yield/high-risk bonds.

The following information under “Additional Investment Strategies and General Portfolio Policies” is hereby deleted in its entirety: Investment in Subsidiary, Inflation-Linked Securities, and Emerging Markets.

The following paragraph replaces in its entirety the first paragraph under “Risks of the Fund”:

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The following information is intended to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

The Emerging Markets Risk information under “Risks of the Fund” is hereby deleted in its entirety.

The following replaces in its entirety the information under “Management Expenses”:

The Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent, administrator, and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate). The rate shown is a fixed rate based on the Fund’s average daily net assets.

Contractual
	Average Daily	Investment
	Net Assets	Advisory Fee (%)
Fund Name	of the Fund	(annual rate)
Janus Real Return Fund(1)	First $1 Billion Next $4 Billion Over $5 Billion	0.55 0.53 0.50

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least November 1, 2013. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement is included in the Fund’s annual or semiannual report to shareholders. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/reports.

The following replaces in its entirety the information under “Expense Limitation”:

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least November 1, 2013.

Fund Name	Expense Limit Percentage (%)
Janus Real Return Fund(1)	0.76

(1)	For a period of three years subsequent to the Fund’s commencement of operations (May 13, 2011) or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule that was effective at commencement of operations, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

All information under “Subadviser” is hereby deleted; the first paragraph and all information under “Investment Personnel” relating to John Brynjolfsson is hereby deleted, and the following information regarding Darrell Watters is added:

Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Darrell Watters is Executive Vice President and Co-Portfolio manager of the Fund, which he has co-managed since October 2012. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

In connection with these changes, the Fund will modify its dividend payment schedule from annually to monthly. Accordingly, the Fund may be required to make a distribution of any income and/or capital gains on or about October 31, 2012. If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” For example, if you bought shares on October 30, and paid $10.00 per share, on October 31, the Fund would pay you $0.25 per share as a dividend, and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

Effective November 1, 2012, the following replaces in its entirety the paragraph entitled “Distribution Schedule” in the Distributions section:

Income dividends for the Fund are normally declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends on those days are declared and distributed at the end of the preceding month. Income dividends begin accruing the day after a purchase is processed by the Fund or its agents. If shares are redeemed, you will receive all dividends accrued through the day the redemption is processed by the Fund or its agents. Distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

The following replaces in its entirety the third paragraph under “Taxation of the Fund”:

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that 90% of the Fund’s income must be from certain qualified sources. The Fund has applied for a private letter ruling confirming, among other things, that income produced by the Fund’s investments in income from certain commodity-related investments constitutes qualifying income to the Fund. Currently, the IRS has suspended the issuance of private letter rulings relating to matters contained in the Fund’s application, and as such there can be no assurance that a ruling will be issued.

You should consider this information in deciding whether the Fund remains an appropriate investment for you.

Please retain this supplement with your records.